Stockholders' Equity (Details 1) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Number of Options, Outstanding Balance		119,106	86,431	16,170
Number of Options, Granted	16,380	51,164	58,546	78,465
Number of Options, Exercised			(2,660)	(458)
Number of Options, Forfeited	(7,851)	(20,167)	(22,867)	(7,746)
Number of Options, Expired			(343)
Number of Options, Outstanding Balance			119,106	86,431	16,170
Number of Options, Vested and expected to vest			119,106
Number of Options, Exercisable			43,940
Weighted Average Exercise Price, Outstanding Balance		$ 44.00	$ 65.00	$ 0.00
Weighted Average Exercise Price, Granted	$ 7.50	19.00	35.25	67.00
Weighted Average Exercise Price, Exercised			9.00	5.00
Weighted Average Exercise Price, Forfeited	$ 27.75	$ 33.25	99.75	13.75
Weighted Average Exercise Price, Expired			212.25
Weighted Average Exercise Price, Outstanding Balance			44.00	$ 65.00	$ 0.00
Weighted Average Exercise Price, Vested and expected to vest			44.00
Weighted Average Exercise Price, Exercisable			$ 5.50
Weighted-Average Remaining Contractual Life, Outstanding (in years)			8 years 7 months 6 days	9 years 1 month 6 days	9 years 3 months 18 days
Weighted-Average Remaining Contractual Life, Vested and expected to vest (in years)			8 years 7 months 6 days
Weighted-Average Remaining Contractual Life, Exercisable (in years)			8 years
Aggregate Intrinsic Value, Outstanding		$ 663,298	$ 1,575,646	$ 0
Aggregate Intrinsic Value, Exercised			79,406	19,519
Aggregate Intrinsic Value, Outstanding			663,298	$ 1,575,646	$ 0
Aggregate Intrinsic Value, Vested and expected to vest			663,298
Aggregate Intrinsic Value, Exercisable			$ 421,621